INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS
Schedule of long term investments

Long-term Investments

	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Carrying amount of equity investments without readily determinable fair value	66,237	69,357	47,129	6,770
Carrying amount of equity method investments	280,836	125,018	105,825	15,200
Carrying amount of long-term investments	347,073	194,375	152,954	21,970

Equity investments  without readily determinable fair value

Equity investments  without readily determinable fair value consisted of the following:

	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Equity investments without readily determinable fair value
Private companies	47,214	49,990	50,603	7,269
Limited partnerships	22,290	22,634	22,479	3,229
Cost of equity investments without readily determinable fair value	69,504	72,624	73,082	10,498
Impairment on equity investments without readily determinable fair value	(3,267)	(3,267)	(25,953)	(3,728)
Carrying amount of Equity investments without readily determinable fair value	66,237	69,357	47,129	6,770

Equity method investments consisted of the following:

	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Equity Method Investments
Private company	—	9,000	9,000	1,293
Listed company	283,655	297,938	302,843	43,501
Limited partnership	27,331	20,381	14,385	2,066
Cost of equity method investments	310,986	327,319	326,228	46,860
Impairment on equity investment	(27,893)	(184,377)	(187,412)	(26,921)
Loss from equity method investment	(2,257)	(17,924)	(32,991)	(4,739)
Carrying amount of equity method investments	280,836	125,018	105,825	15,200